UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Associate
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		January 5, 2012
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	15
 FORM 13F Information Table Value Total:	$2,067,970

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
APPLIED MATERIALS INC AMAT	COM	   38222105	176,696	16,498,191	SH N/A  SOLE	16,498,191	0	0
BANK OF AMERICA CORP BAC	COM	   60505104	80,446	14,468,754	SH N/A	SOLE	14,468,754	0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	318,680	17,626,090	SH N/A	SOLE	17,626,090	0	0
DR HORTON INC DHI		COM	   23331A109	246,864	19,576,876	SH N/A	SOLE	19,576,876	0	0
EASTMAN KODAK CO EK		COM	   277461109	16	25,060		SH N/A	SOLE	25,060		0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	92,491	1,392,728	SH N/A	SOLE	1,392,728	0	0
HOVNANIAN ENTERPRISES-A HOV	COM	   442487203	78	53,760		SH N/A	SOLE	53,760		0	0
ILLINOIS TOOL WORKS ITW		COM	   452308109	253,227	5,421,255	SH N/A	SOLE	5,421,255	0	0
INTEL CORP INTC			COM	   458140100	196,703	8,111,476	SH N/A	SOLE	8,111,476	0	0
MICROSOFT CORP MSFT		COM	   594918104	255,784	9,853,008	SH N/A	SOLE	9,853,008	0	0
PETROLEO BRASILEIRO	Sponsored ADR	   71654V101	262,521	11,175,873	SH N/A	SOLE	11,175,873	0	0
SK TELECOM CO LTD	Sponsored ADR	   78440P108	82	6,060		SH N/A	SOLE	6,060		0	0
VIRGIN MEDIA INC VMED		COM	   92769L101	9,675	452,524		SH N/A	SOLE	452,524		0	0
WAL-MART STORES INC WMT		COM	   931142103	1,135	19,000		SH N/A	SOLE	19,000		0	0
ZIMMER HOLDINGS INC ZMH		COM	   98956P102	173,572	3,249,202	SH N/A	SOLE	3,249,202	0	0




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